Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
	December 31, 2018	December 31, 2017
Prepaid officers’ compensation	$291,617	$445,149
Prepaid directors’ compensation	29,442	147,207
Prepaid marketing expenses	2,750	13,750
Other prepaid expenses and current assets	64,265	28,616
Total	$388,074	$634,722